COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Rent expenses under operating leases	$ 3,906	$ 3,005	$ 2,074
Future minimum lease payments under non-cancellable operating lease agreements
2015	4,388
2016	1,201
2017	344
Total	$ 5,933